Note 5. Solar Energy Systems Held for Development and Sale (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Solar Energy Systems Held For Development and Sale [Abstract]
Under development	$ 164.2	$ 419.7
Systems held for sale	87.3	40.4
Total solar energy systems held for development and sale	$ 251.5	$ 460.1